Annual Notice of Securities Sold Pursuant to Rule 24F-2

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1. Name and address of issuer:   Sentry Variable Life Account I
                                 1800 North Point Drive
                                 Stevens Point, WI 54481
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2. The name of each series or class of securities for which this Form is filed
   (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [X]
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3. Investment Company Act File Number: 811-04327 Securities Act File
   Number: 2-98441
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4(a). Last day of fiscal year for which this Form is filed: December 31, 2008
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4(b). Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)
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4(c). Check box if this is the last time the issuer will be filing this Form.
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5. Calculation of registration fee:
    (i) Aggregate sale price of securities sold during
        the fiscal year pursuant to section 24(f):                   $514,474.28

   (ii) Aggregate price of securities redeemed or
        repurchased during the fiscal year:          $492,488.05

  (iii) Aggregate price of securities redeemed or
        repurchased during any prior fiscal year
        ending no earlier than October 11, 1995 that
        were not previously used to reduce
        registration fees payable to the Commission: $    -0-

   (iv) Total available redemption credits [add
        items 5(ii) and 5(iii)]:                                     $492,488.05

    (v) Net sales - if Item 5(i) is greater than Item
        5(iv) [subtract Item 5(iv) from Item 5(i)]:                  $ 21,986.23

   (vi) Redemption credits available for use in
        future years - if Item 5(i) is less than
        Item 5(iv) [subtract Item 5(iv) from Item
        5(i)]:                                       $    -0-

   (vii) Multiplier for determining registration
         fee:                                                        x .00003930

  (viii) Registration fee due [multiply Item 5(v) by
         Item 5(vii)] (enter "0" if no fee is due):                  $      0.86

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6. Prepaid Shares
   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____________.
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7. Interest due - if this Form is being filed more than 90 days after the end of
   the issuer's fiscal year (see Instruction D):   $______________
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8. Total of the amount of the registration fee due plus any interest due
   [Item 5(viii) plus Item 7]:   $ 0.86

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9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository: 03/16/09
   Method of Delivery: [ ] Wire Transfer
                       [x] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.


By:  s/William M. O'Reilly
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    William M. O'Reilly, Secretary


Date: March 13, 2009